Subsequent Events (Details) - USD ($)									6 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Feb. 26, 2019	Feb. 06, 2019	Jan. 22, 2019	Jan. 01, 2019	Nov. 01, 2017	Apr. 13, 2017	Jun. 30, 2019	Jun. 30, 2018	Feb. 01, 2019	Jan. 15, 2019	Dec. 31, 2018	Nov. 08, 2018	Oct. 31, 2018	Jun. 29, 2018	Jun. 26, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Long-term debt, gross									$ 25,102,000				$ 18,006,000					$ 11,947,000
Cash consideration									4,267,000	$ 0
Payments to acquire investments									2,176,000	$ 0
Affiliated Entity
Subsequent Event [Line Items]
Commitment amount									50,000,000
Affiliated Entity | Braemar
Subsequent Event [Line Items]
Potential commitment amount									$ 100,000,000
Percent of commitment for each hotel									10.00%
Affiliated Entity | Braemar | Subsequent Event [Member]
Subsequent Event [Line Items]
Commitment amount												$ 50,000,000
Potential commitment amount												$ 100,000,000
Percent of commitment for each hotel												10.00%
Affiliated Entity | Ashford Trust
Subsequent Event [Line Items]
Commitment amount																	$ 50,000,000
Potential commitment amount																	$ 100,000,000
Percent of commitment for each hotel																	10.00%
Program obligation accrued															$ 5,000,000	$ 11,100,000
Ritz-Carlton Lake Tahoe [Member] | Affiliated Entity | Braemar | Subsequent Event [Member]
Subsequent Event [Line Items]
Program obligation accrued												$ 10,300,000
Embassy Suits New York Midtown Manhattan [Member] | Affiliated Entity | Ashford Trust | Subsequent Event [Member]
Subsequent Event [Line Items]
Program obligation accrued					$ 19,500,000
Consideration transferred					$ 195,000,000
REA Holdings [Member]
Subsequent Event [Line Items]
Voting interests acquired									30.00%
REA Holdings [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Voting interests acquired						30.00%
Consideration transferred						$ 3,000,000
Cash consideration						$ 2,100,000
Equity interest issued (in shares)						16,529
Equity consideration						$ 890,000
Option to purchase percentage						50.00%
Option to purchase consideration						$ 12,500,000
Hilton Santa Cruz/Scotts Valley [Member] | Affiliated Entity | Ashford Trust | Subsequent Event [Member]
Subsequent Event [Line Items]
Program obligation accrued			$ 5,000,000
Consideration transferred			$ 50,000,000
BAV [Member]
Subsequent Event [Line Items]
Consideration transferred	$ 9,899,000
Equity consideration	$ 3,748,000
J&S
Subsequent Event [Line Items]
Voting interests acquired	88.00%						85.00%
Consideration transferred							$ 25,435,000
Cash consideration							$ 9,176,000
Equity interest issued (in shares)							70,318
Equity interest issued, value assigned							$ 4,300,000
Share price (in dollars per share)							$ 60.44
J&S | Subsequent Event [Member]
Subsequent Event [Line Items]
Voting interests acquired	88.00%
OpenKey | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to acquire investments				$ 845,000
Ownership percentage				46.59%
RED
Subsequent Event [Line Items]
Long-term debt, gross																		0
RED | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long-term debt, gross													118,000					$ 0
RED | Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount of debt		$ 250,000
OpenKey | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt, gross											$ 0
OpenKey | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long-term debt, gross													$ 0
J&S | BAV [Member]
Subsequent Event [Line Items]
Cash consideration	$ 5,000,000
Equity interest issued (in shares)	61,387
Equity consideration	$ 4,000,000
Equity interest issued, value assigned	3,500,000
Fair value of Ashford Inc. common stock	3,800,000
Fair value additional shares, 18 months from acquisition	$ 500,000
Share price (in dollars per share)	$ 57.01
Contingent consideration	$ 1,400,000
J&S | BAV [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration transferred	9,000,000
Cash consideration	$ 5,000,000
Equity interest issued (in shares)	61,387
Equity consideration	$ 4,000,000
Equity interest issued, value assigned	3,500,000
Fair value of Ashford Inc. common stock	3,900,000
Fair value additional shares, 18 months from acquisition	$ 500,000
Share price (in dollars per share)	$ 57.01
Contingent consideration	$ 3,000,000
OpenKey | Line of Credit [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity														$ 1,500,000
Prime Rate [Member] | RED | Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.75%
Prime Rate [Member] | OpenKey | Line of Credit [Member]
Subsequent Event [Line Items]
Basis spread on variable rate								2.75%
Minimum | J&S | BAV [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payable term	12 months
Maximum | J&S | BAV [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payable term	18 months